Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

HV-3574 - PremierSolutions Standard

Supplement dated September 29, 2026 to Prospectus dated May 1, 2026

Effectively immediately, the following funds in the above-referenced product Prospectus are closed to new investors:

•American Century Investments® Ginnie Mae Fund - A Class
•American Century Investments® Small Company Fund - A Class
•Calamos Global Equity Fund - Class A
•Domini Impact Equity Fund℠ - Investor Shares
•Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
•Fidelity Advisor® Real Estate Fund - Class M (also known as Fidelity® Real Estate Investment Portfolio - Class M)
•Hartford Balanced HLS Fund - Class IA
•Hartford Capital Appreciation HLS Fund - Class IA
•Hartford Disciplined Equity HLS Fund - Class IA
•Hartford Dividend and Growth HLS Fund - Class IA
•Hartford Global Impact Fund - Class R4
•Hartford Healthcare HLS Fund - Class IA
•Hartford MidCap HLS Fund - Class IA
•Hartford Small Company HLS Fund - Class IA
•Hartford Stock HLS Fund - Class IA
•Hartford Total Return Bond HLS Fund - Class IA
•Hartford Ultrashort Bond HLS Fund - Class IA
•Invesco Balanced-Risk Commodity Strategy Fund - Class A
•Invesco Dividend Income Fund - Class A
•Invesco Global Opportunities Fund - Class A
•Invesco International Diversified Fund - Class A
•Invesco Rising Dividends Fund - Class A
•JPMorgan Large Cap Growth Fund - Class A
•JPMorgan SmartRetirement® 2025 Fund - Class A
•JPMorgan SmartRetirement® 2030 Fund - Class A
•JPMorgan SmartRetirement® 2035 Fund - Class A
•JPMorgan SmartRetirement® 2040 Fund - Class A
•JPMorgan SmartRetirement® 2045 Fund - Class A
•JPMorgan SmartRetirement® 2050 Fund - Class A
•JPMorgan SmartRetirement® 2060 Fund - Class A
•JPMorgan SmartRetirement® Income Fund - Class A
•MassMutual Global Fund - Class R4
•MassMutual Overseas Fund - Class R4
•MassMutual Small Cap Growth Equity Fund - Class R4
•MassMutual Small Cap Opportunities Fund - Class R4
•Nomura Diversified Income Fund - Class A
2026-PROSUPP-39

•Nomura Small Cap Growth Fund - Class Y
•Nuveen Dividend Growth Fund - Class A
•Oakmark Equity and Income Fund - Investor Class
•PGIM Jennison Natural Resources Fund - Class A
•PIMCO Total Return ESG Fund - Administrative Class
•The Hartford Balanced Income Fund - Class R4
•The Hartford High Yield Fund - Class R4
•The Hartford MidCap Value Fund - Class R4
•Timothy Plan Large/Mid Cap Value Fund - Class A
•Victory Pioneer Fundamental Growth Fund - Class A
•Virtus Ceredex Large-Cap Value Equity Fund - Class A

Effectively immediately, the following funds are added to the table of funds in the “Appendix A – General Account Options and Underlying Funds” section of the above-referenced product Prospectus (all other information in the table of funds remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Century Ultra® Fund - Investor Class	0.87%	12.62%	11.71%	17.13%
	Adviser: American Century Investment Management, Inc.
	Subadviser: N/A
US Fund Target Date-2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Closed to new investors)	0.83%	17.64%	8.97%	9.91%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Underlying Fund for further information.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-39